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November 13, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

Attn: Filing Desk

100 F Street, NE

Washington, DC 20549

Re:	Aberdeen Global Income Fund, Inc. (the “Fund”)
File No. 811-06342
Amendment to Registration Statement Exhibits

Ladies and Gentlemen:

On behalf of the Fund, attached for filing via the EDGAR System pursuant to Section 8 of the Investment Company Act of 1940, as amended (“1940 Act”), is Amendment No. 9 to the Fund’s Registration Statement under the 1940 Act (“Registration Statement”). This filing amends the Registration Statement to include 8 additional exhibits.

No fee is required in connection with this filing. Please direct any questions concerning this filing to Victoria M. Szybillo at 202-261-3463 or Sander M. Bieber at 202-261-3308.

Very truly yours,

/s/ Victoria M. Szybillo

Victoria M. Szybillo